Shareholders' Equity - Summary of Reconciliation of Outstanding Share Options (Detail)	12 Months Ended
	Dec. 31, 2017 € / shares	Dec. 31, 2016 € / shares	Dec. 31, 2015 € / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Outstanding at January 1	1,394,844	953,689	192,276
Forfeited during the year	(58,164)	(31,351)	(1,033)
Expired during the year	(762)	(5,454)	(9,216)
Exercised during the year	(136,666)	(18,283)	0
Granted during the year	1,014,733	496,243	771,662
Outstanding at December 31	2,213,985	1,394,844	953,689
Exercisable at December 31	687,070	418,453	157,562
Outstanding at January 1	€ 8.69	€ 5.35	€ 5.15
Forfeited during the year	17.27	6.07	1.93
Expired during the year	8.67	11.95	4.18
Exercised during the year	2.24	1.93
Granted during the year	19.88	14.74	5.99
Outstanding at December 31	€ 13.99	€ 8.69	€ 5.35